INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of the Company's provision for income taxes

($ thousands)	2018	2017	2016
Current tax expense/(recovery)
Canada	$(400)	$(407)	$(661)
United States	(26,693)	(47,550)	(1,690)
Current tax expense/(recovery)	(27,093)	(47,957)	(2,351)
Deferred tax expense/(recovery)
Canada	$3,915	$(17,127)	$(23,714)
United States	126,389	147,072	(211,133)
Deferred tax expense/(recovery)	130,304	129,945	(234,847)
Income tax expense/(recovery)	$103,211	$81,988	$(237,198)

Schedule of reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes

($ thousands)	2018	2017	2016
Income/(loss) before taxes
Canada	$104,204	$146,953	$121,257
United States	377,286	172,033	38,961
Total income/(loss) before taxes	481,490	318,986	160,218
Canadian statutory rate	27.00%	27.00%	27.00%
Expected income tax expense/(recovery)	$130,002	$86,126	$43,259
Impact on taxes resulting from:
Foreign and statutory rate differences	$(23,859)	$157,320	$(12,826)
Share-based compensation	(18,102)	5,067	6,611
Non-taxable capital (gains)/losses	7,254	(6,337)	(6,478)
Change in valuation allowance	6,292	(162,992)	(266,896)
Other	1,624	2,804	(868)
Income tax expense/(recovery)	$103,211	$81,988	$(237,198)

Schedule of deferred income tax asset (liability)

As at December 31 ($ thousands)	2018	2017
Deferred income tax liabilities
Property, plant and equipment	$(46,284)	$—
Derivative financial instruments	(24,184)	—
Total deferred income tax liabilities	(70,468)	—
Deferred income tax assets
Property, plant and equipment	$60,665	$132,879
Tax loss carry-forwards and other credits	429,651	397,081
Capital loss carryforwards and other capital items	188,409	181,334
Asset retirement obligation	33,935	31,677
Derivative financial instruments	—	8,795
Other assets	14,099	3,046
Deferred income tax asset before valuation allowance	726,759	754,812
Valuation allowance	(191,167)	(184,875)
Deferred income tax assets, net	535,592	569,937
Total deferred income tax asset	$465,124	$569,937

Schedule of loss carryforwards and tax credits that can be utilized in future years

As at December 31 ($ thousands)	2018	Expiration Date
Canada
Capital losses	$1,226,000	Indefinite
Non-capital losses	410,000	2028-2038
United States
Net operating losses – prior to 2018	$933,000	2030-2037
Net operating losses – 2018 and thereafter	119,000	Indefinite
Alternative minimum tax credits	58,000	Recoverable 2019-2021

Schedule of changes in the balance of Enerplus' unrecognized tax benefits

($ thousands)	2018	2017	2016
Balance, beginning of year	$13,300	$13,300	$15,100
Settlements	—	—	(1,800)
Balance, end of year	$13,300	$13,300	$13,300

Summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities

Jurisdiction	Taxation Years
Canada – Federal & Provincial	2013-2018
United States – Federal & State	2015-2018